Balance sheet - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and balances at central banks	£ 35,799	£ 2,567
Amounts due from intermediate holding company and subsidiaries	77,926	94,686
Other loans and advances to banks	1,919	2,466
Loans and advances to banks	79,845	97,152
Amounts due from subsidiaries		3,223
Other loans and advances to customers	191,889	173,842
Loans and advances to customers	191,889	177,065
Debt securities subject to repurchase agreements		2,900
Other debt securities	1,612	1,563
Debt securities	1,612	4,463
Equity shares	43	87
Settlement balances	3	1,693
Amounts due from intermediate holding company and subsidiaries	1,709	2,929
Other derivatives	606	975
Derivatives	2,315	3,904
Intangible assets	522	484
Property, plant and equipment	2,580	2,160
Deferred tax	1,079	1,391
Prepayments, accrued income and other assets	630	534
Assets of disposal groups	24,526	24,976
Total assets	340,843	316,476
Liabilities
Amounts due to intermediate company and subsidiaries	33,303	14,845
Other deposits by banks	20,544	5,200
Deposits by banks	53,847	20,045
Amounts due to subsidiaries	6,774	4,859
Other customer accounts	226,598	229,080
Customer accounts	233,372	233,939
Debt securities in issue	396	301
Settlement balances	4	1,753
Short positions		4,591
Amounts due to intermediate holding company and subsidiaries	2,966	4,294
Other derivatives	212	360
Derivatives	3,178	4,654
Provisions for liabilities and charges	1,398	6,659
Accruals and other liabilities	2,646	1,897
Retirement benefit liabilities	31	29
Amounts due to holding company	4,515	5,806
Other subordinated liabilities	1,240	1,489
Subordinated liabilities	5,755	7,295
Liabilities of disposal groups	23,849	19,313
Total liabilities	324,476	300,476
Non-controlling interests	81	420
Owners' equity	16,286	15,580
Total equity	16,367	16,000
Total liabilities and equity	340,843	316,476
Bank
Assets
Cash and balances at central banks	34,763	1,198
Amounts due from intermediate holding company and subsidiaries	54,153	63,427
Other loans and advances to banks	1,635	1,176
Loans and advances to banks	55,788	64,603
Amounts due from subsidiaries	58	65
Other loans and advances to customers	160,621	150,082
Loans and advances to customers	160,679	150,147
Other debt securities	1,059
Debt securities	1,059
Equity shares	7	11
Investments in Group undertakings	2,546	6,931
Settlement balances		119
Amounts due from intermediate holding company and subsidiaries	1,697	2,167
Other derivatives	580	915
Derivatives	2,277	3,082
Intangible assets	490	477
Property, plant and equipment	692	787
Deferred tax	1,060	1,365
Prepayments, accrued income and other assets	315	201
Assets of disposal groups	41
Total assets	259,717	228,921
Liabilities
Amounts due to intermediate company and subsidiaries	11,937	5,773
Other deposits by banks	20,528	3,435
Deposits by banks	32,465	9,208
Amounts due to subsidiaries	6,956	4,829
Other customer accounts	194,194	187,661
Customer accounts	201,150	192,490
Settlement balances		86
Amounts due to intermediate holding company and subsidiaries	2,908	3,604
Other derivatives	209	334
Derivatives	3,117	3,938
Provisions for liabilities and charges	1,192	1,533
Accruals and other liabilities	783	467
Retirement benefit liabilities	15	12
Amounts due to holding company	4,409	4,409
Other subordinated liabilities	1,231	1,481
Subordinated liabilities	5,640	5,890
Total liabilities	244,362	213,624
Owners' equity	15,355	15,297
Total equity	15,355	15,297
Total liabilities and equity	£ 259,717	£ 228,921